Other Payables and Accruals (Tables)	12 Months Ended
Jun. 30, 2026
Other Payables and Accruals [Abstract]
Schedule of Other Payables and Accruals
	As of June 30,
	2026	2025
Payroll payable	$32,905	$5,442
Other payables	149,580	134,086
	$182,485	$139,528